Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash		$ 345,145	$ 237,605
Accounts receivable, net		242,613	146,174
Inventories, net		2,844	128,977
Prepaid expenses and other current assets		357,175	226,027
Total Current Assets		1,039,366	762,876
PROPERTY AND EQUIPMENT, NET		137,294	87,712
OTHER ASSETS
Prepaid expenses - non-current		183,470	281,375
Intangible assets, net		161,434	337,295
Operating lease right-of-use assets		177,030	202,980
Finance lease right-of-use assets		17,968	25,572
Total Other Assets		539,902	847,222
Total Assets		1,716,562	1,697,810
CURRENT LIABILITIES
Accounts payable		14,147	25,886
Other payables and accrued liabilities		1,964,835	1,598,129
Customer deposits		522,030	477,916
Warrants liabilities		125,000
Operating lease liabilities		126,973	174,757
Finance lease liabilities		6,253	4,615
Taxes payable		85,521	263,044
Total Current Liabilities		5,835,533	4,141,374
OTHER LIABILITIES
Deferred tax liabilities		81,079	76,700
Operating lease liabilities - non-current		50,057	28,222
Finance lease liabilities - non-current		17,415	23,582
Total Other Liabilities		148,551	128,504
Total Liabilities		5,984,084	4,269,878
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, no par value, unlimited shares authorized, 1,890,375 shares and 1,857,653 shares issued and outstanding as of December 31, 2025 and 2024, respectively	[1]	48,829,228	47,806,899
Accumulated deficit		(52,873,188)	(50,100,426)
Accumulated other comprehensive loss		(210,985)	(259,532)
Total Euda Health Holdings Limited Shareholders’ Deficit		(4,254,945)	(2,553,059)
Noncontrolling interests		(12,577)	(19,009)
Total Shareholders’ Deficit		(4,267,522)	(2,572,068)
Total Liabilities and Shareholders’ Deficit		1,716,562	1,697,810
Nonrelated Party [Member]
CURRENT ASSETS
Other receivables		82,964	4,596
CURRENT LIABILITIES
Convertible notes		4,929	29,073
Related Party [Member]
CURRENT ASSETS
Other receivables		8,625	19,497
CURRENT LIABILITIES
Short term loans		1,774,713	438,097
Convertible notes		46,377	46,377
Other payables - related parties		790,101	555,406
Private Lenders [Member]
CURRENT LIABILITIES
Short term loans		$ 374,654	$ 528,074

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026